BORROWINGS	12 Months Ended
Dec. 31, 2022
BORROWINGS
BORROWINGS

8. BORROWINGS

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Current
Short-term borrowings:
Bank loans	66,100	104,600	15,166
Current portion of long-term borrowings	2,376	7,844	1,137
Total current borrowings	68,476	112,444	16,303
Non-Current
Long-term borrowings:
Bank loans	54,349	46,505	6,743
Total non-current borrowings	54,349	46,505	6,743
Total borrowings	122,825	158,949	23,046

8. BORROWINGS (CONTINUED)

Short-term borrowings

In June, July, August, November and December 2021, Suzhou Gracell entered into five loan agreements with China Construction Bank, under which Suzhou Gracell borrowed RMB6.1 million, RMB5.0 million, RMB5.0 million, RMB5.0 million, RMB5.0 million, respectively, for a term of 12 months at a fixed annual rate equal to the one-year loan prime rate plus 0.45%. These loans were paid back to the bank during 2022.

In December 2022, Suzhou Gracell entered into a loan agreement with China Construction Bank, under which Suzhou Gracell borrowed RMB20 million for a term of 12 months. The effective interest rate of this borrowing is 3.8% per annum.

Other than the interest rate, these loan agreements with China Construction Bank have substantially the same terms and conditions. The effective interest rate of these borrowing is 3.65% to 4.35% per annum.

In March 2021, Suzhou Gracell entered into a loan agreement with China CITIC Bank. Under the agreement Suzhou Gracell borrowed a principal amount of RMB10.0 million in the form of a term loan for 12 months. Interest on the outstanding loan balance accrues at a fixed annual rate equal to the one-year loan prime rate plus 0.15%. Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay the principal at the end of the loan term. This loan was paid back to the bank during 2022.

In August 2022, Suzhou Gracell entered into a loan agreement with China CITIC Bank. Under the agreement Suzhou Gracell borrowed a principal amount of RMB20.0 million in the form of a term loan for 12 months. The effective interest rate of this borrowing is 3.8% per annum. Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay the principal at the end of the loan term.

In March and June 2022, Suzhou Gracell entered into three loan agreements with China Industrial Bank Co., Ltd., under which Suzhou Gracell borrowed principal amounts of RMB9.9 million, RMB9.9 million and RMB9.8 million in the form of three term loans for 12 months. The effective interest rate of these borrowings is 4.30% per annum. Suzhou Gracell is required to make interest payments on the loans on a monthly basis and repay the principal at the end of the loan term.

In October and November 2021, Suzhou Gracell entered into two loan agreements with Hangzhou Bank. Under the agreements, Suzhou Gracell borrowed principal amounts of RMB10.0 million and RMB20.0 million in the form of two term loans for 12 months. The effective interest rate of these borrowings is 4.35% per annum. Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay the principal at the end of the loan term. These loans were paid back to the bank during 2022.

In March and August 2022, Suzhou Gracell entered into two loan agreements with Hangzhou Bank. Under the agreements, Suzhou Gracell borrowed principal amounts of RMB20.0 million and RMB15.0 million in the form of two term loans for 12 months. The effective interest rate of these borrowings is 4.35% and 3.76% per annum respectively. Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay the principal at the end of the loan term.

Long-term borrowings

In January 2020, Suzhou Gracell entered into a loan agreement with Bank of China, under which Suzhou Gracell obtained a term loan facility of RMB69.0 million for a term of 72 months commencing from the first drawdown date. Interest on the outstanding loan balance accrues at a variable annual rate equal to the five-year loan prime rate plus 0.2%. Suzhou Gracell is required to make interest payments on the loan on a semi-annual basis and payments of principal according to the agreed repayment schedule which will commence from the end of the 42nd month after the first drawdown date. Suzhou Gracell borrowed an aggregate principal amount of RMB44.28 million within the facility limit as of December 31, 2022. The effective interest rate of these borrowings is 4.85% to 5.00% per annum.

8. BORROWINGS (CONTINUED)

Long-term borrowings (continued)

In July 2020, Suzhou Gracell entered into a loan agreement with China Merchants Bank, under which Suzhou Gracell obtained a term loan facility of RMB29.0 million for a term of 60 months commencing from June 2, 2020 and ending on June 1, 2025. During the term, Suzhou Gracell may make multiple drawdowns within the facility limit. Interest on the outstanding loan balance accrues quarterly at a variable annual rate equal to the one-year loan prime rate plus 1%. Suzhou Gracell is required to make payments of principal and interest on the loan on a semi-annual basis unless otherwise agreed by the parties. Suzhou Gracell borrowed an aggregate principal amount of RMB13.87 million within the facility limit and repaid RMB3.80 million as of December 31, 2022. The effective interest rate of these borrowings is 4.85% per annum.